Note E - Note Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE E—NOTE RECEIVABLE

As consideration for the Asset Sale of its Law Enforcement division (the “Business”) to InterAct911 Mobile Systems, Inc. in 2009, the Buyer paid the Company an aggregate purchase price of approximately $11.3 million. The consideration consisted of cash payments totaling $7.3 million and the issuance of a promissory note (the “Note”) in the original principal amount of $4 million in favor of the Company. The Note earned interest, payable on a quarterly basis, at a rate per annum equal to six percent (6%) compounded annually on the principal sum from time to time outstanding.

Effective as of December 30, 2010, the Company entered into an Amendment and Waiver agreement (the “Amendment and Waiver”) with respect to the Note. Under the original terms of the Note, the initial scheduled repayment of principal, equal to $1,334,000, was due to be paid to the Company on December 8, 2010. Pursuant to the Amendment and Waiver, the Company agreed to defer $834,000 of this initial payment into three equal payments due over the course of the first three quarters of 2011, of which the first payment of $278,000 was received in April 2011.

In exchange for this deferral, the Buyer made a principal payment of $500,000 (received in December 2010), agreed to increase the interest rate on the deferred amount from six percent to twelve percent, and agreed to have the owner of the Parent, Silkroad Equity LLC, forfeit all of the 8,000,000 warrants previously granted to it by the Company.

Effective as of May 19, 2011, the Buyer exercised its option to prepay the balance due of $3,222,000 under the Note. In consideration for the early payment from the Buyer, the Company accepted a $150,000 discount on the principal amount due, of which $50,000 was absorbed by the Secured Promissory Note holders). The total amount received by the Company was $3,113,654 which included principal amount of $3,222,000, interest income of $30,888 and a reimbursement of legal fees incurred of $10,766 net of the discount of $150,000.